Shareholder Report, Line Graph (Details) - USD ($)					1 Months Ended				2 Months Ended			3 Months Ended			4 Months Ended				5 Months Ended			6 Months Ended			7 Months Ended				8 Months Ended	9 Months Ended	10 Months Ended		12 Months Ended	13 Months Ended
	Jan. 15, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 28, 2024	Jan. 31, 2025	Jan. 31, 2025	Oct. 31, 2024	Jul. 31, 2024	Feb. 28, 2025	Feb. 28, 2025	Nov. 30, 2024	Mar. 31, 2025	Mar. 31, 2025	Dec. 31, 2024	Apr. 30, 2025	Apr. 30, 2025	Jan. 31, 2025	Oct. 31, 2024	May 31, 2025	May 31, 2025	Feb. 28, 2025	Jun. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Jul. 31, 2025	Jul. 31, 2025	Apr. 30, 2025	Jan. 31, 2025	May 31, 2025	Jun. 30, 2025	Jul. 31, 2025	Apr. 30, 2025	Jul. 31, 2025	Jul. 31, 2025
C000250242 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																	Fund NAV
Accumulated Value				$ 10,000				$ 10,095										$ 10,343										$ 10,666				$ 10,377		$ 11,126
C000250243 [Member]
Account Value [Line Items]
Accumulated Value			$ 10,000				$ 9,974				$ 10,097			$ 10,090			$ 10,189				$ 10,203			$ 10,064			$ 10,076		$ 10,259	$ 10,456	$ 10,565
C000250244 [Member]
Account Value [Line Items]
Accumulated Value		$ 10,000			$ 10,067				$ 10,079			$ 9,976			$ 10,001					$ 10,143			$ 10,325			$ 10,401
C000256144 [Member]
Account Value [Line Items]
Accumulated Value	$ 10,000					$ 10,136				$ 10,054			$ 9,419			$ 9,340			$ 9,883			$ 10,116			$ 10,364
S And P Total Market Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																	S&P Total Market Index
Accumulated Value	10,000		10,000	10,000		10,164.53063		10,183.80776		9,972.464848	10,590.11221		9,381.925108	10,270.84474		9,317.441232		10,540.32977	9,914.380624			10,422.17368			10,660.02518
Standard And Poor s 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																	S&P 500 Index
Accumulated Value	$ 10,000		$ 10,000	$ 10,000		$ 10,155.19521		$ 10,121.72378		$ 10,022.68902	$ 10,491.00222		$ 9,457.967877	$ 10,240.91554		$ 9,393.834027		$ 10,492.63356	$ 9,985.126152			$ 10,492.89623			$ 10,728.38815